Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment consist of the following:

	December 31,
	2013	2014
Machinery and equipment	$298	$334
Computer equipment	273	273
Office furniture and equipment	353	355
Leasehold improvements	63	67
Vendor tooling	671	711
Software	450	490
Demonstration equipment	669	633
Field equipment	205	588

	2,982	3,451
Less accumulated depreciation and amortization	(1,545)	(2,167)

Property and equipment, net	$1,437	$1,284